Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Equity
14.
EQUITY
a.
Ordinary shares

	December 31,	December 31,	December 31,
	2021	2022	2023
Number of ordinary shares authorized *	500,000,000	500,000,000	1,000,000,000
Authorized par value per share	US$ 0.01	US$ 0.01	US$ 0.01
Number of ordinary shares issued and fully paid	348,723,365	348,723,365	439,926,480
Number of equivalent ADSs issued and fully paid	13,948,935	13,948,935	17,597,059
Amount of share capital par value issued and fully paid	$63,019,962	$63,019,962	$63,931,993
Amount of share capital surplus issued and fully paid	$213,098,729	$213,098,729	$219,774,205

Issuance of new ADS

a)
Private Placement

In February 2021, the Company sold 25,568,180 ordinary shares (an equivalent of 1,022,727 ADSs) in a private placement for net proceeds of approximately $18.0 million pursuant to a securities purchase agreement the Company entered into with the purchasers in the private placement (the Securities Purchase Agreement).

On February 24, 2023, the Company entered into a Unit Purchase Agreement (the “Purchase Agreement”) with fund entities affiliated with BVF Partners L.P. (collectively, “BVF”) and the other purchasers named therein (the “Purchasers”), pursuant to which the Company agreed to sell to the Purchasers, in a private placement offering, an aggregate of 112,359,550 ordinary shares (an equivalent of 4,494,382 ADSs) , which includes (i) pre-funded warrants (the “Pre-Funded Warrants”) to purchase twenty-five ordinary shares (represented by ADSs) at a purchase price of $0.178 per ordinary share (an equivalent of $4.45 per ADS) and (ii) $4.4475 per Pre-Funded Warrant (or ADS), respectively, which represented a 15% premium to the ADSs’ ten-day volume-weighted average price (“VWAP”) (the “Private Placement”). The Private Placement closed on February 27, 2023 and the Company received gross proceeds of approximately $20.0 million. The Company has issued 59,957,865 ordinary shares (an equivalent of 2,398,315 ADSs) and an additional 52,401,685 ordinary shares (an equivalent of 2,096,067 ADSs) are issuable exercise of the Pre-Funded Warrants.

The Pre-Funded Warrants issued have no expiry date. As the Pre-Funded Warrants would be settled by exchange of a fixed number of 52,401,685 ordinary shares (an equivalent of 2,096,068 ADSs) for a fixed consideration of $5,240, the Pre-Funded Warrants were recognized as equity instruments. The value of the Pre-Funded Warrants was approximately $8,262,698 based on the relative fair value as of the Initial Exercise Date (February 27, 2023) using the binomial model.

As part of the Private Placement, the Purchasers also received two tranches of warrants exercisable in the aggregate for up to 11,061,823 ADSs (or Pre-Funded Warrants). The first tranche of warrants comprised of (i) 50% of warrants that were exercisable upon issuance and until 60 days after the public announcement of the Company’s topline data from its TREK-AD Phase 2b clinical trial investigating eblasakimab in atopic dermatitis (the “eblasakimab announcement”) at an exercise price of $6.50 per ADS (the “Tranche 1A Warrants”) and (ii) 50% of warrants that could only be exercised within 60 days after the eblasakimab announcement at an exercise price based on the higher of $6.50 and a 50% discount to the ADS VWAP measured across a specified period after the eblasakimab announcement (the “Tranche 1B Warrants”). The second tranche of warrants similarly comprised (i) 50% of warrants exercisable upon issuance until 60 days after the public announcement of topline interim data from the Company’s planned Phase 2 proof of concept trial investigating farudodstat (the “farudodstat announcement”) at an exercise price of $8.15 per ADS (the “Tranche 2A Warrants”) and (ii) 50% of warrants which can only be exercised within 60 days after the farudodstat announcement at an exercise price based on the higher of $8.15 and a 50% discount to the ADS VWAP measured across a specified period after the farudodstat announcement (the “Tranche 2B Warrants,” and together with the Tranche 1A Warrants, Tranche 1B Warrants and Tranche 2A Warrants, the “Tranche Warrants”). The Tranche Warrants have a term of five years and include a mandatory exercise provision, subject to the satisfaction of certain pre-specified conditions. If all Tranche Warrants are fully exercised, the Company will receive an additional $80.0 million in gross proceeds.

If exercised, the Tranche 1A Warrants and the Tranche 2A Warrants would be settled by issuance of a fixed number of ADSs for a fixed cash consideration upon exercise of the warrants. Hence both Tranche 1A Warrants and Tranche 2A Warrants were recognized as equity instruments and the Tranche 1A Warrants and Tranche 2A Warrants were valued approximately at $1,539,117 and $2,173,285, respectively, based on the relative fair values as of the Initial Exercise Date (February 27, 2023) using the binomial model. On September 4, 2023, Tranche 1A Warrants and Tranche 1B Warrants lapsed. As a result Tranche 1A Warrants of $1,539,117 has been reclassified from equity instruments to accumulated deficit.

The exercise price of the Tranche 1B Warrants and the Tranche 2B warrants is based on the higher of the indicated minimum exercise price and a 50% discount to the ADS VWAP measured across a specified period after the public disclosure of the Company’s topline data from the relevant clinical trial (the Phase 2B trial for eblasakimab in the case of Tranche 1B; and the Phase 2A trial for farudodstat in the case of Tranche 1B). The variable exercise price does not meet the fixed-for-fixed criteria and hence the Tranche 1B Warrants and Tranche 2B Warrants are recognized as financial liabilities. The Tranche 1B Warrants and Tranche 2B Warrants were valued at approximately $1,539,897 and $1,925,283, respectively, based on the relative fair values as of the date of issue (February 27, 2023) using the Monte Carlo model.

As of December 31, 2023, Tranche 1B warrants was valued at nil as it has lapsed and the fair value of the Tranche 2B Warrants was revalued to $701. A fair value valuation gain of $3,464,479 was recognized in the year ended December 31, 2023, and was recorded under other gains and losses. See Note 22 for more detail on assumptions used in the valuation of the Tranche 1B Warrants and Tranche 2B Warrants. As of December 31, 2023, BVF and the other Purchasers had not exercised any warrants.

* On January 24, 2024, the Company held an Extraordinary General Meeting of shareholders to increase authorized share capital. Please refer to Note 25(a) for subsequent event details.

b)
Underwritten public offering

In March 2021, the Company sold 86,250,000 ordinary shares (an equivalent of 3,450,000 ADSs) in an underwritten public offering for net proceeds of $64.9 million after deducting underwriting discounts and commissions and offering expenses.

c)
At the market ("ATM") sale agreement

On October 9, 2020, the Company entered into an Open Market Sale Agreement as amended on September 13, 2022 (the ATM Sale Agreement) with Jefferies LLC, pursuant to which we may issue and sell ADSs from time to time, through at-the-market offerings under which Jefferies LLC will act as sales agent and/or principal.

On August 6, 2021, the Company increased the ATM Sale Agreement, with Jefferies LLC whereby in accordance with the revised terms of the ATM Sale Agreement, the Company may offer and sell ADSs having an aggregate offering value of up to $85 million from time to time through Jefferies LLC, acting as sales agent. During the year ended December 31, 2021, the Company has raised net proceeds approximately $14.1 million under ATM Sale Agreement by offering 24,594,360 ordinary shares (an equivalent of 983,774 ADSs).

During the year ended December 31, 2023, the Company had raised net proceeds of approximately $3.0 million under the ATM Sale Agreement by offering 31,245,250 ordinary shares (an equivalent of 1,249,810 ADSs).

d)
Warrants exercised

In 2019, the Company entered into a loan facility with certain existing stockholders/directors, affiliates or affiliate of another existing stockholder, for an aggregate amount of $2.25 million (collectively, the October/November 2019 Loan Facility). In connection with the October/November 2019 Loan Facility, the Company issued certain warrants (collectively referred to as the “Warrants”).

At the same time of the repayment in 2021, holders of Warrants amounting to $825,800 of the principal loan amount, exercised and purchased 2,045,355 ordinary shares (representing 81,814 ADSs) at an exercise price of $10.10 per ADS. No more warrants are outstanding under October/November 2019 Loan Facility.

b.
Retained earnings and dividends policy

Under ASLAN Cayman’s Articles of Incorporation, ASLAN Cayman may declare dividends by ordinary resolution of ASLAN Cayman’s board of directors, but no dividends shall exceed the amount recommended by the directors of ASLAN Cayman.

ASLAN Cayman may set aside out of the funds legally available for distribution, for equalizing dividends or for any other purpose to which those funds may be properly applied, either employed in the business of ASLAN Cayman or invested in such investments as the directors of ASLAN Cayman may from time to time think fit. There were no dividends distributed in years 2021, 2022 and 2023.